Share-based remuneration schemes (Tables)	12 Months Ended
Dec. 31, 2025
Sharebased payment arrangements [Abstract]
Disclosure of number and weighted average exercise prices of share options [text block]

	2025	2024	2023
Number of shares at beginning of year	1,729,752	1,953,016	1,782,127
Plans granted	463,127	543,320	653,611
Plans settled	(518,434)	(538,868)	(277,493)
Shares surrendered and other	(106,383)	(200,618)	(192,425)
Shares exercised	(18,775)	(27,098)	(12,804)
Number of shares at year-end	1,549,287	1,729,752	1,953,016